Transfer of financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Transfer of financial assets [abstract]
Schedule of Transfer of Financial Assets not Qualifying for Derecognition
Transfer of financial assets not qualifying for derecognition
	Securities lending				Sale and repurchase
	Equity		Debt		Equity		Debt
	2019	2018	2019	2018	2019	2018	2019	2018
Transferred assets at carrying amount
Financial assets at fair value through profit or loss	2,542	2,962	1,974	1,170	1,682	2,396	9,538	7,134 [2]
Financial assets at fair value through other comprehensive income			193	168			6	325
Loans and advances to customers
Securities at amortised cost			195	142			734	910

Associated liabilities at carrying amount[1]
Deposits from banks	n/a	n/a	n/a	n/a
Customer deposits	n/a	n/a	n/a	n/a
Financial liabilities at fair value through profit or loss	n/a	n/a	n/a	n/a	1,619	2,373	3,805	2,225

1 The table includes the associated liabilities which are reported after offsetting, compared to the gross positions of the encumbered assets.

2 The prior period amount has been updated to improve consistency and comparability.